INVESTMENT SECURITIES - Balances of investment securities (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	$ 274,682,875	$ 343,332,362
Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	(9,694,456)	(11,855,131)
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	15,370,870	14,259,498
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	235,373,468	290,172,863
Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	(9,616,860)	(11,669,112)
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	22,461,805	37,493,866
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets	1,476,732	1,406,135
Investment securities [member]
Disclosure of financial assets [line items]
Financial assets	33,674,477	44,664,373
Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	33,711,407	44,675,071
Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	9,771,492	5,775,070
Investment securities at fair value [member]
Disclosure of financial assets [line items]
Financial assets	23,939,915	38,900,001
Debt securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	35,995,562	48,010,223
Debt securities [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	(36,930)	(10,698)	$ (7,195)	$ (737)
Debt securities [member] | Investment securities [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Financial assets	1,378
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	9,771,492	5,775,070
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	(36,930)	(10,698)
Debt securities [member] | Investment securities [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	22,461,805	37,493,866
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Financial assets	1,378
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	22,461,805	37,493,866
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	22,461,805	37,493,866
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	(12,686)	(123,978)	$ (96,486)	$ (34,080)
Equity investments | Investment securities [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets	1,476,732	1,406,135
Equity investments | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets	$ 1,476,732	$ 1,406,135